Accumulated Other Comprehensive Income (Loss) - Summary of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Accumulated Other Comprehensive Income [Line Items]
Cumulative Translation Adjustment, beginning balance	$ (23,125)	$ 12,705	$ 12,915
Period change, Cumulative Translation Adjustment	54,642	(35,830)	(210)
Cumulative Translation Adjustment, ending balance	31,517	(23,125)	12,705
Pension Liability Adjustment, Beginning balance	(6,827)	(5,209)	(5,096)
Period change, Pension Liability Adjustment	(756)	(1,618)	(113)
Pension Liability Adjustment, Ending balance	(7,583)	(6,827)	(5,209)
Other, Beginning balance	(318)	(6,806)	(10,273)
Period change, Other	258	6,488	3,467
Other, Ending balance	(60)	(318)	(6,806)
Accumulated Other Comprehensive Income (Loss), Beginning Balance	(30,270)	690	(2,454)
Period change, accumulated other comprehensive income (loss)	54,144	(30,960)	3,144
Accumulated Other Comprehensive Income (Loss), Ending Balance	$ 23,874	$ (30,270)	$ 690